Revenues (Tables)	9 Months Ended
May 31, 2024
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	Three-month	Three-month	Nine-month	Nine-month
	period	period	period	period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2024	2023	2024	2023
	$	$	$	$
Sales of boats	581,481	341,397	840,188	692,638
Sales of parts and boat maintenance	17,899	80,443	53,810	255,299
Boat rental and boat club membership revenue	460,773	878,260	1,881,158	2,583,118
	1,060,153	1,300,100	2,775,156	3,531,055